NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2013
NOTES PAYABLE - BANKS [Abstract]
NOTES PAYABLE - BANKS

NOTE 7 - NOTES PAYABLE - BANKS

United States

In May 2011, the Company entered into a credit facility with an independent lender which provides the Company with up to $9,000 in borrowings subject to a borrowing base limitation. The borrowing base limitation is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of the Company's $3,500 in cash collateral (see Note 2) plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder (see Note 9). Borrowings under the new credit facility are secured by certain assets of one of the Company's subsidiaries in the United States, including accounts receivable and unbilled receivables, equipment, cash and cash equivalents, a $3,500 certificate of deposit, and the $775 letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

The Company capitalized $650 in costs associated with obtaining the credit facility, including a success fee to the independent lender of $300. The success fee is payable in twenty-four monthly installments of approximately $13, commencing in June 2011 through May 2013. These costs have been amortized in full as of December 31, 2013.

In July 2011, the Company amended the credit facility to increase the maximum borrowing amount to $10,000 and permit the Company to include 100% of its $3,500 in cash collateral into the borrowing base limitation.

In October 2011, the Company amended the credit facility to temporarily increase the maximum borrowing amount to $11,000 for October and November 2011.

In December 2011, the Company amended the credit facility to revise the borrowing base limitation to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company's $3,500 in cash collateral plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

In June 2012, the Company amended the credit facility to revise existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio and minimum level of EBITDA.

In May 2013, the Company amended the credit facility to increase the maximum borrowing amount to $10,500 and revise existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio. The amendment also eliminated the requirement to maintain a minimum level of EBITDA and waived the Company's failure to comply with the various financial covenants set forth in the original agreement for the test dates between June 2012 through April 2013. In addition, as part of the amendment, the standby letter of credit that is provided to the lender by an entity related to the Company's main shareholder was increased to $1,000 and the expiration date of the credit facility was extended to May 2014.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.75%) plus 4.5% per annum (6.25% at December 31, 2013).

The Company's weighted average interest rate during the years ended December 31, 2013, 2012 and 2011 is 6.25%, 6.25% and 6.35%, respectively.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modifications.

As of December 31, 2013 and 2012, the Company had approximately $8,935 and $8,596 outstanding under line of credit arrangements. At December 31, 2013 and 2012, the Company has $281 and $201 in unused borrowing capacity under the new credit facility.

Europe

In September 2011, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €300 ($413 as of December 31, 2013) in borrowings and €69 ($95 as of December 31, 2013) in guarantees. Borrowings under the line of credit arrangement bore interest, which was payable monthly, at 6% per annum both for 2013 and 2012. The line of credit arrangement is secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. In May 2012, the maximum borrowing capacity under the line of credit arrangement was increased to €500 ($689 as of December 31, 2013). In June 2013, the interest rate on the credit arrangement was amended to LIBOR plus 3.75% (3.97% as of December 31, 2013) per annum, payable quarterly. In addition, the maximum borrowing capacity under the line of credit was increased to €800 during the months of April 2014 to September 2014 and the expiration date was extended to December 31, 2014. As of December 31, 2013 and 2012, the Company didn't have any outstanding borrowings under the line of credit. The unused borrowing capacity as of December 31, 2013 and 2012 is €500 ($689 as of December 31, 2013).

In June 2013, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €1,100 ($1,515 as of December 31, 2013) in borrowings. Borrowings under the line of credit bear interest, which is payable quarterly at LIBOR plus 3.75% (3.97% as of December 31, 2013) per annum. The borrowing capacity under the credit facility is reduced by €100 every quarter, starting December 31, 2013. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company's European subsidiaries. The line of credit expires on December 31, 2015. As of December 31, 2013 the Company had €1,000 ($1,377 as of December 31, 2013) in outstanding borrowings under the line of credit arrangement.

In August 2013 the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €500 ($689 as of December 31, 2013) in borrowings. Borrowings under this arrangement bear interest at 3.5% per annum, which is payable on August 1, 2014, the maturity date of the arrangement. The line of credit is secured by a bank guarantee provided by an entity related to the Company's main shareholder. As of December 31, 2013 the Company had €500 ($689 as of December 31, 2013) in outstanding borrowings under the line of credit arrangement.

In November 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €1,200 ($1,652 as of December 31, 2013) in borrowings. Borrowings under the line of credit arrangement bear interest, which is payable quarterly, at 1.11% per annum. The line of credit is secured by a guarantee provided by an entity related to the Company's main shareholder. The line of credit expires on May 26, 2014 and is expected to be extended. As of December 31, 2013 the Company had €1,200 ($1,652 as of December 31, 2013) in outstanding borrowings under the line of credit arrangement.